Advances to Suppliers and Other Current Assets (Details) $ in Thousands, ¥ in Millions			1 Months Ended				12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)	Jul. 16, 2021 USD ($)	Jul. 16, 2021 CNY (¥)
Other Current Asset [Line Items]
Construction contract amount	$ 25,070	$ 19,500							¥ 180	¥ 140	$ 67,610	¥ 480
Construction period	12 months	18 months					12 months	12 months
Construction paid			$ 9,750	¥ 70	$ 10,140	¥ 72	$ 9,750	¥ 70
Nanping Golden Heaven [Member]
Other Current Asset [Line Items]
Construction paid							$ 12,540	¥ 90
Nanping Golden Heaven [Member] | Other Current Assets [Member]
Other Current Asset [Line Items]
Construction contract amount	$ 25,070								¥ 180